TAXATION - Additional Information - Mainland China (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Statutory income tax rate (in percent)	25.00%
Chinese mainland
TAXATION
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Chinese mainland | Tianjin Hongen Perfect Future Education Technology Co., Ltd. ("Tianjin Hongen", or the "VIE")
TAXATION
Preferential income tax rate as SE	12.50%
Preferential income tax rate as HNTE	15.00%